PROVISIONS - Provisions overview (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other provisions	$ 2,960	$ 2,991
Short-term provisions	982	516
Long-term provisions	1,978	2,475
Environmental
Disclosure of other provisions [line items]
Other provisions	1,040	1,074
Emission rights
Disclosure of other provisions [line items]
Other provisions	549	484
Asset retirement obligations
Disclosure of other provisions [line items]
Other provisions	449	478
Site restoration
Disclosure of other provisions [line items]
Other provisions	189	136
Staff related obligations
Disclosure of other provisions [line items]
Other provisions	177	185
Voluntary separation plans
Disclosure of other provisions [line items]
Other provisions	26	47
Litigation and contingencies (see note 12)
Disclosure of other provisions [line items]
Other provisions	251	312
Tax claims
Disclosure of other provisions [line items]
Other provisions	60	81
Other legal claims and contingencies
Disclosure of other provisions [line items]
Other provisions	191	231
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Other provisions	53	46
Other
Disclosure of other provisions [line items]
Other provisions	226	$ 229
Florange | Site restoration
Disclosure of other provisions [line items]
Other provisions	$ 68